EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended December 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	37.01%
From	01-Dec-14	15-Dec-14	15-Jan-15	Floating Allocation Percentage at Month-End	75.15%
To	31-Dec-14	15-Jan-15
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	2/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$561,247,242.14		Beginning	-

Total Collateral	$1,819,147,242.14		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	181.91%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.160800%
Beginning Gross Principal Pool Balance	$5,084,297,837.23		Applicable Margin	0.470000%
Total Principal Collections	$(2,005,516,745.79)			0.630800%
Investment in New Receivables	$2,094,172,628.66
Receivables Added for Additional Accounts	$273,900,279.91			Actual	Per $1000
Repurchases	$(13,755,489.87)		Interest	543,188.89	0.54
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.54
Less Net CMA Offset	$(515,752,875.53)
Less Servicing Adjustment	$(2,059,922.25)		Total Due Investors	543,188.89	0.630800%
Ending Balance	$4,915,285,712.36		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,376,243.96
SAP for Next Period	37.01%

Average Receivable Balance	$4,719,020,953.77
Monthly Payment Rate	42.50%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,670,571.49
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,670,571.49